Related Parties’ Transactions - Schedule of Amounts Due to and Due from Related Party (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Cpresso, LLC [Member]
Schedule of Amounts Due to and Due from Related Party [Line Items]
Amounts due from a related party	[1]	$ 11,000	$ 11,000
Shenzhen Feellife [Member]
Schedule of Amounts Due to and Due from Related Party [Line Items]
Amounts due from a related party		29,768	1,164,895
Amounts due to related parties	[2],[3]	2,026,444	4,826,976
Mr. Jian Hua [Member]
Schedule of Amounts Due to and Due from Related Party [Line Items]
Amounts due from a related party		1,341
Amounts due to related parties	[4]	1,341
Related Party [Member]
Schedule of Amounts Due to and Due from Related Party [Line Items]
Amounts due to related parties		$ 2,027,785	$ 4,826,976

[1]	Amounts due from Cpresso, LLC was rental deposit.
[2]	As of December 31, 2025 and December 31, 2024, amounts due to Shenzhen Feellife included payables for the purchase of consumable Hemp cannabinoid E-vapors, packaging materials, and mold equipment from Shenzhen Feellife. Additionally, based on the Debit Waiver Agreement dated April 1, 2024, the Group transferred to Shenzhen Feellife net amounts due from related parties as follows: $3,179,794 for the year ended December 31, 2025, from thirteen related parties, namely FGP, Cpresso, Vplus, Shenzhen LFS, Feel Life, Hooloo, FL MEDICAL, FL GLOBE, Joincare, IOTA, FEELLIFE HOLDING, Feellife Health, and Shenzhen LFSM; and $374,951 for the year ended December 31, 2024, from eleven related parties, namely FGP, Cpresso, Vplus, Shenzhen LFS, Feel Life, Hooloo, FL MEDICAL, FL GLOBE, Joincare, LIFE SCIENCE, and FEELLIFE HOLDING: (i) As of December 31, 2025 and December 31, 2024, amounts due from FGP of nil and $1,150 were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between FGP and the Company for the year ended December 31,2025 and December 31,2024. (ii) As of December 31, 2025 and December 31, 2024, amounts due from Cpresso of nil and $44,981. There was no material transaction between Cpresso and the Company for the year ended December 31, 2025 and for the year ended December 31, 2024. (iii) As of December 31, 2025 and December 31, 2024, amounts due form Vplus of $169,354 and $7,811 were transferred from Vplus to Shenzhen Feellife by the Group, respectively. As of December 31, 2025, transferred trade receivables amounting to $1,133,824 due from Vplus to Shenzhen Feellife, by the Group. There was no material transaction between Vplus and the Company for the year ended December 31, 2024. (iv) As of December 31, 2025 and December 31, 2024, non-trade amounts due from Shenzhen LFS of $198,795 and $1,359,494 were transferred to Shenzhen Feellife by the Group, respectively. As of December 31, 2025 and December 31, 2024, transferred trade receivables amounting to $1,371,340 due from Shenzhen LFS and trade payables amounting to $1,164,895 due to Shenzhen LFS to Shenzhen Feellife, by the Group, respectively. For the ended December 31, 2025, there was a total of advance collection of $113,202 by Shenzhen LFS on behalf of the Group for product sales of the Group. For the year ended December 31, 2024, there was a total of advance collection of $1,390,714 by Shenzhen LFS on behalf of the Group for product sales of the Group. (v) As of December 31, 2025 and December 31, 2024, amounts due from Feel Life of nil and $96,650 were transferred to Shenzhen Feellife by the Company, respectively. For the year ended December 31, 2024, the Group has a total amount of $117,650 for daily funds advance payment by the Group for Feel Life’s business operation purpose. There was no material transaction occurred between Feel Life and the Company for the year ended December 31, 2025. (vi) As of December 31, 2025, amounts due from Hooloo of $8,526 were transferred to Shenzhen Feellife by the Company. As of December 31, 2024, amounts due from Hooloo of $21,950 is transferred to Shenzhen Feellife by the Company. There was no material transaction occurred between Hooloo and the Company for the year ended December 31, 2025 and for the year ended December 31, 2024. (vii) As of December 31, 2025 and December 31, 2024, amounts due from FL MEDICAL of $2,650 and $950 were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between Fl Medical and the Company for the year ended December 31, 2025 and for the year ended December 31, 2024. (viii) As of December 31, 2025, and December 31, 2024, amounts due from FL Globe of $2,650 and $950 were transferred to Shenzhen Feellife by the Company. There was no material transaction occurred between Fl Globe and the Company for the year ended December 31, 2025 and for the year ended December 31, 2024. (ix) As of December 31, 2025 and December 31, 2024, amounts due from Joincare of $2,650 and $950 were transferred to Shenzhen Feellife by the Company. There was no material transaction occurred between Joincare and the Company for the year ended December 31, 2025 and for the year ended December 31, 2024. (x) As of December 31, 2025 and December 31, 2024, amounts due from IOTA of $226,118 and $1,310 were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between IOTA and the Group for the year ended December 31, 2025 and for the year ended December 31, 2024. As of December 31, 2025, transferred trade receivables amounting to $29,768 due from IOTA to Shenzhen Feellife, by the Group. There was no material transaction between Vplus and the Company for the year ended December 31, 2025 and for the year ended December 31, 2024. (xi) As of December 31, 2025, and December 31, 2024, amounts due from FEELLIFE HOLDING of $4,050 and $3,650 were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between FEELLIFE HOLDING and the Group for the year ended December 31, 2025 and for the year ended December 31, 2024. (xii) As of December 31, 2025, amounts due from FEELLIFE HEALTH of $1,000 was transferred to Shenzhen Feellife by the Group. No such transfer occurred during the year ended December 31, 2024. There was no material transaction occurred between FEELLIFE HEALTH and the Group for the year ended December 31, 2025. (xiii) As of December 31, 2025, amounts due from Shenzhen LFSM of $29,069 was transferred to Shenzhen Feellife by the Group. No such transfer occurred during the year ended December 31, 2024. There was no material transaction occurred between Shenzhen LFSM and the Group for the year ended December 31, 2025.
[3]	Shenzhen Feellife (Party A), Shenzhen LF (Party B), and PAPA HEALTH Inc (Party C) have entered into an irrevocable debt transfer agreement dated April 1, 2024, titled the “Agreement for Assignment of Debts and Claims.” Party B includes its related parties. The agreement stipulates that all claims and debts owed by or to Party C incurred by Party B and its related parties during the period from January 1, 2024, to December 31, 2025, are transferred to Party A.
[4]	As of December 31, 2025 and December 31,2024, amounts due to Mr. Jian Hua of $1,341 and nil, respectively representing reimbursements for office expenses. There was no material transaction occurred between Mr. Jian Hua and the Group for the year ended December 31, 2025 and for the year ended December 31, 2024.